Note 15 - Retirement and Pension Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 1,837,000	$ 1,445,000	$ 1,406,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
DefinedBenefitPlanContributionsByEmployer Maximum	15.00%
Defined Benefi tPlan Contributions By Employer Percentage Current	2.00%